Restricted Stock Units (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Stock Units
Schedule of Restricted Stock Units

	Number of unvested restricted stock units	Weighted average fair value per award
Balance, December 31, 2021	-	$-
Granted	885,012	0.80
Vested	(885,012)	0.80
Balance, December 31, 2022	–	$–
Granted	3,476,659	0.81
Canceled	(30,000)	2.00
Vested	(3,446,659)	0.80
Balance, December 31, 2023	–	–
Granted	2,122,468	0.12
Canceled	(96,000)	0.05
Vested	(987,968)	0.08
Balance, December 31, 2024	1,038,500	0.03